SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Reconciliation of Operating Income (loss) of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating loss
Total operating loss of reportable segments	$ (8,173)	$ (9,675)
Financial expenses, net	(3,289)	(335)
Loss before income taxes	$ (11,462)	$ (10,010)